Common Stock	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Common Stock
9.	COMMON STOCK
As of March 31, 2024, the Company’s ARCOI authorized the Company to issue up to 11,947,558 shares of $0.0001 par value common stock, of which, 2,637,120 shares were issued and outstanding.
Voting, dividend and liquidation rights of the holders of common stock are subject to and qualified by the rights, powers and preferences of the holders of the Preferred Stock. Holders of common stock are entitled to one vote for each share of common stock; however, the holders of the common stock shall not be entitled to vote on any amendment to the ARCOI that relates solely to the terms of one or more outstanding series of preferred stock.
The Company has included in issued and outstanding common stock shares of restricted common stock granted by the Company. As of March 31, 2024, there were 2,637,120 common shares issued and outstanding, of which 2,615,555 relate to shares of unrestricted common stock.

9.	COMMON STOCK
As of December 31, 2023, the Company’s ARCOI authorized the Company to issue up to 11,947,558 shares of $0.0001 par value common stock, of which, 2,634,246 shares were issued and outstanding.
Voting, dividend and liquidation rights of the holders of common stock are subject to and qualified by the rights, powers and preferences of the holders of the Preferred Stock. Holders of common stock are entitled to one vote for each share of common stock; however, the holders of the common stock shall not be entitled to vote on any amendment to the ARCOI that relates solely to the terms of one or more outstanding series of preferred stock.
The Company has included in issued and outstanding common stock shares of restricted common stock granted by the Company. As of December 31, 2023, there were 2,634,246 common shares issued and outstanding, of which 2,598,752 relate to shares of unrestricted common stock.